Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Bank Loans [Line Items]
Total	$ 2,673,077	$ 260,299
Less: Long-term bank loans - current	251,270
Long-term bank loans - non-current	2,421,807	260,299
March 19, 2024 to March 18, 2026 [Member] | Bank of Jiangsu [Member]
Schedule of Long-Term Bank Loans [Line Items]
Bank loans	251,270	260,299
April 30, 2025 to March 31, 2035 [Member] | The Kumamoto Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Bank loans	$ 2,421,807